Derivatives and Hedging Instruments	12 Months Ended
Dec. 31, 2016
Derivatives and Hedging Instruments
(5)	Derivatives and Hedging Instruments

Each derivative is designated by the Company as either a cash flow hedging instrument (cash flow hedge) or not qualified as a hedging instrument (nonqualifying strategies).

Cash Flow Hedges

IRS were used by the Company to hedge against the changes in cash flows associated with variable interest rates on certain underlying fixed-maturity securities until January 2015. The Company uses foreign currency swaps to hedge against foreign currency fluctuations on certain foreign denominated fixed-maturity securities. IRS and foreign currency swaps have notional amounts and maturity dates equal to the underlying fixed-maturity securities and are determined to be highly effective as of December 31, 2016 and 2015.

The following table presents the components of the unrealized gains or losses on the effective portion of the derivatives that qualify as cash flow hedges and are recorded as a component of Total other comprehensive income within the Consolidated Statements of Comprehensive Income:

Derivatives designated as	Amount of gains (losses) recognized at December 31
cash flow hedging instruments	2016	2015	2014
Interest rate swaps, net of tax benefit of $0, ($332), and ($217),at December 31, 2016, 2015, and 2014, respectively	$—	(617)	(403)
Foreign currency swaps, net of tax expense of $12,355, $15,550, and $4,683 at December 31, 2016, 2015, and 2014, respectively	22,945	28,879	8,698

Total	$22,945	28,262	8,295

At December 31, 2016, the Company does not expect to reclassify any pretax gains or losses on cash flow hedges into earnings during the next 12 months. Recurring interest income earned is recorded in Interest and similar income, net in the Consolidated Statements of Operations. In the event that cash flow hedge accounting is no longer applied, because the derivatives are no longer designated as a hedge, or the hedge is not considered to be highly effective, the reclassification from AOCI into earnings may be accelerated.

Nonqualifying Strategies

Option Contracts

The Company utilizes OTC options and ETOs with the objective to economically hedge certain fixed-indexed annuity and life products tied to certain indices as well as certain variable annuity guaranteed benefits. These OTC options and ETOs are not used for speculative or income generating purposes. The ETOs provide the Company flexibility to use instruments, which are exchange-cleared and allow the Company to mitigate counterparty credit risk. The ETOs are cleared through the Options Clearing Corporation (OCC), which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission. The credit rating on the OCC is currently AA+ from S&P. The fair values of the collateral posted for OTC options and ETOs are discussed in the derivative collateral management section below.

Futures

The Company utilizes exchange-traded futures to economically hedge fixed-indexed annuity, life, and variable annuity guarantees. The futures contracts do not require an initial investment except for the initial margin described below and the Company is required to settle cash daily based on movements of the representative index. Therefore, no asset or liability is recorded as of December 31, 2016 and 2015. Futures contracts are also utilized to hedge the investment risk associated with seed money. The fair value of the collateral posted for exchange-traded derivatives is discussed in the derivative collateral management section below.

Interest Rate Swaps

The Company utilizes OTC and exchange-traded IRS to economically hedge certain variable annuity and fixed-index annuity guarantees. The Company can receive the fixed or variable rate. The IRS are traded in varying maturities. The Company only enters into OTC IRS contracts with counterparties rated BBB+ or better.

IRS are centrally cleared through an exchange. The fair values of the collateral posted and variation margin for OTC and exchange-traded IRS are discussed in the derivative collateral management section below.

Total Return Swaps

The Company engages in the use of OTC TRS, which allow the parties to exchange cash flows based on a variable reference rate such as the three-month London Interbank Offered Rate (LIBOR) and the return of an underlying index. The Company uses the OTC TRS with the intent to economically hedge fixed-indexed annuity and variable annuity guarantees. The fair value of the collateral posted for OTC TRS is discussed in the derivative collateral management section below.

To Be Announced Securities

Beginning in 2015, the Company began transacting OTC TBA securities to economically hedge market risks embedded in certain life and annuity products. The Company uses the OTC TBA forward contracts to gain exposure to the investment risk and return of mortgage-backed securities. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

The Company is exposed to market risk to the extent the Company is over or under-hedged from an economic perspective. To mitigate counterparty credit risk, the Company establishes relationships with only counterparties rated BBB+ and higher. The fair value of the collateral posted for OTC TBA securities is discussed in the derivative collateral management section below.

Stock Appreciation Rights

The Company enters into contracts with Allianz SE with the objective to economically hedge risk associated with the Allianz SE stock-based compensation plan, which awards certain employees stock appreciation rights (SAR). The contracts are recorded at fair value within Derivative assets on the Consolidated Balance Sheets. The change in fair value for SAR are recorded in Change in fair value of assets and liabilities and General and administrative expenses within the Consolidated Statements of Operations, respectively. See further discussion of the stock-based compensation plan in note 18.

Credit Default Swaps

The Company utilizes exchange-traded CDS to economically hedge certain fixed-indexed annuity guarantees. The CDS within the investment portfolios assume credit risk from a single entity or referenced index for the purpose of synthetically replicating investment transactions. The Company can be required to pay or be the net receiver on the contract depending on the net position. Credit events include bankruptcy of the reference and failure to pay by the reference. The notional amount is equal to the maximum potential future loss amount. The fair value of the collateral posted for exchange-traded CDS is discussed in the derivative collateral management section below.

The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company was assuming credit risk as of December 31, 2016 and 2015:

Credit Derivative type by derivative risk exposure and reference type	Notional Amount	Fair Value	Weighted Average Years to Maturity	Average Credit Rating
2016:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$331,400	367	6	BBB+

Total	$331,400	367

2015:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$150,900	1,569	7	BBB+

Total	$150,900	1,569

The following table presents a summary of the aggregate notional amounts and fair values of the Company’s freestanding derivative instruments as of December 31:

	2016				2015
			Gross Fair Value				Gross Fair Value
	Notional (1)		Assets	Liabilities	Notional (1)		Assets	Liabilities
Cash flow hedging instruments
Foreign currency swaps	$676,000		96,975	(11,731)	426,000		53,794	—

Total cash flow hedging instruments			$96,975	(11,731)			53,794	—

Nonqualifying hedging instruments
OTC options	$77,973,809		766,205	(514,758)	52,623,290		359,335	(226,761)
ETO	11,109,074		42,400	(27,345)	—		—	—
Futures	17,574,373		—	—	6,288,033		—	—
SAR	7,422	*	545	—	7,422	*	614	—
TRS	7,154,000		5,826	(3,702)	4,574,296		2,350	(33,812)
IRS	7,227,500		144,384	(77,799)	7,802,500		172,187	(89,482)
TBA securities	693,900		833	(299)	426,300		232	(266)

Total nonqualifying hedging instruments			$960,193	(623,903)			534,718	(350,321)

Total freestanding derivative instruments			1,057,168	(635,634)			588,512	(350,321)

(1)	Notional amounts are presented on a gross basis.
*	The notional amount for SAR is equal to the number of contracts outstanding.

Derivative Collateral Management

The Company manages separate collateral for exchange-traded and OTC derivatives. The total collateral posted for exchange-traded derivatives at December 31, 2016 and 2015, had a fair value of $1,447,970 and $1,019,112, respectively, and is included in Fixed-maturity securities on the Consolidated Balance Sheets. The Company retains ownership of the exchange-traded collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. The total collateral posted for OTC derivatives at December 31, 2016 and 2015, had a fair value of $49,133 and $13,939, respectively, and is included in Fixed-maturity securities on the Consolidated Balance Sheets. The Company posts collateral to OTC counterparties based upon exposure amounts. The Company retains ownership of the OTC collateral.

Embedded Derivatives

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in Change in fair value of annuity and life embedded derivatives within the Consolidated Statements of Operations. These embedded derivatives are classified within Account balances and future policy benefit reserves on the Consolidated Balance Sheets.

Certain fixed-indexed annuity products, variable annuity riders, and universal life policies include a market value liability option (MVLO), which is essentially an embedded derivative with equity-indexed features. This embedded derivative is reported within Account balances and future policy benefit reserves on the Consolidated Balance Sheets with changes in fair value reported in Change in fair value of annuity and life embedded derivatives within the Consolidated Statements of Operations.

The Company bifurcated and separately recorded an embedded derivative related to certain CDOs. The last of these CDOs has been consolidated since 2015. See note 4 for further detail relating to the consolidation of this CDO. The embedded derivative was recorded within Derivative assets on the Consolidated Balance Sheets, with changes in fair value reported in Change in fair value of assets and liabilities within the Consolidated Statements of Operations.

Additionally, the Company bifurcated and separately recorded an embedded derivative related to modified coinsurance reinsurance agreements. The embedded derivative was recorded within Derivative assets on the Consolidated Balance Sheets, with changes in fair value reported in Change in fair value of assets and liabilities within the Consolidated Statements of Operations.

The following table presents a summary of the fair values of the Company’s embedded derivative instruments as of December 31:

	2016	2015
GMWB	$(2,156,234)	(2,170,539)
GMAB	(243,363)	(374,857)
MVLO	(15,141,482)	(14,495,312)
Other embedded derivative	1,863	3,097

Total embedded derivative instruments	$(17,539,216)	(17,037,611)

The following table presents the gains or losses recognized in income on the various nonqualifying freestanding derivative instruments and embedded derivatives:

	Location in Consolidated	Amount of (losses) gains on derivatives recognized for the years ended December 31
	Statements of Operations	2016	2015	2014
MVLO	Policy fees	$(398,942)	79,951	194,229
MVLO	Policyholder benefits	139,481	115,737	2,159
MVLO	Change in fair value of annuity and life embedded derivatives	(386,709)	212,758	(3,344,049)
GMWB	Change in fair value of annuity and life embedded derivatives	14,235	(679,259)	(1,445,524)
GMAB	Change in fair value of annuity and life embedded derivatives	96,666	(122,094)	(166,411)

	Total change in fair value of annuity and life embedded derivatives	(275,808)	(588,595)	(4,955,984)

OTC options	Change in fair value of assets and liabilities	182,882	(361,419)	862,097
ETOs	Change in fair value of assets and liabilities	13,055	291	66,855
Futures	Change in fair value of assets and liabilities	(287,724)	(423,134)	(267,628)
SAR	Change in fair value of assets and liabilities	(54)	630	69
CDO embedded	Change in fair value of assets and liabilities	—	(188)	(150)
Other embedded	Change in fair value of assets and liabilities	(1,234)	1,423	(230)
TBA securities	Change in fair value of assets and liabilities	(2,837)	330	—
IRS	Change in fair value of assets and liabilities	87,380	279,158	1,085,355
TRS	Change in fair value of assets and liabilities	(37,143)	4,093	113,236
CDS	Change in fair value of assets and liabilities	4,689	(2,220)	(626)

	Total change in fair value of assets and liabilities	(40,986)	(501,036)	1,858,978

	Total derivative loss, net	$(576,255)	(893,943)	(2,900,618)

Offsetting Assets and Liabilities

Certain financial instruments and derivative instruments are eligible for offset on the Consolidated Balance Sheets under GAAP. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy.

The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis on the Consolidated Balance Sheets.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2016
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$1,056,623	—	1,056,623	(615,349)	(395,913)	45,361
Derivative liabilities	$(635,634)	—	(635,634)	615,349	37,092	16,807

Net derivatives	$420,989	—	420,989	—	(358,821)	62,168

	December 31, 2015
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$587,898	—	587,898	(346,116)	(216,659)	25,123
Derivative liabilities	$(350,276)	—	(350,276)	346,116	4,160	—

Net derivatives	$237,622	—	237,622	—	(212,499)	25,123

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the gross amounts of assets or liabilities as presented on the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral.